Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	Apr. 27, 2017
Prospectus Date	Apr. 27, 2017
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Prospectus:
Trading Symbol	WCERX
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Prospectus:
Trading Symbol	WCEIX